Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share

(in thousands of USD except share and per share information)	2018	2017	2016
Result for the period	(110,070)	1,383	204,049
Weighted average number of ordinary shares	191,994,398	158,166,534	158,262,268
Basic earnings per share (in USD)	(0.57)	0.01	1.29

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2016	159,208,949	466,667	158,742,282	158,742,282
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	692,415	(692,415)	(575,005)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(116,667)	116,667	94,991
On issue at December 31, 2016	159,208,949	1,042,415	158,166,534	158,262,268

On issue at January 1, 2017	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2017	159,208,949	1,042,415	158,166,534	158,166,534

On issue at January 1, 2018	159,208,949	1,042,415	158,166,534	158,166,534
Issuance of shares	60,815,764	—	60,815,764	33,823,562
Purchases of treasury shares	—	545,486	(545,486)	(13,917)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	(350,000)	350,000	18,219
On issue at December 31, 2018	220,024,713	1,237,901	218,786,812	191,994,398
The table below shows the potential weighted number of shares that could be created if all stock options, restricted stock units, convertible notes and PCPs were to be converted into ordinary shares.

(in shares)	2018	2017	2016
Weighted average of ordinary shares outstanding (basic)	191,994,398	158,166,534	158,262,268

Effect of Share-based Payment arrangements	—	130,523	166,789

Weighted average number of ordinary shares (diluted)	191,994,398	158,297,057	158,429,057